UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
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Check here if Amendment [ ]: Amendment Number:
                                              ---------------------------------

                        This Amendment (Check only one):
                         [ ] is a restatment.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  JGD Management Corp.
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Address:  350 Park Avenue, New York, NY  10022
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Form 13F File Number: 28-
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                The institutional investment manager filing this
                report and the person by whom it is signed hereby
                  represent that the person signing the report
                is authorized to submit it, that all information
               contained herein is true, correct and complete, and
                 that it is understood that all required items,
                  statements, schedules, lists, and tables, are
                     considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Adam J. Semler
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Title:  CPA, Chief Financial Officer
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Phone:  212-651-0500
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Signature, Place, and Date of Signing:

/s/ Adam J. Semler
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[Signature]

New York, NY
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[City, State]

5/17/01
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[Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  NONE
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Form 13F Information Table Entry Total:  29,637,122
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Form 13F Information Table Value Total:  $756,379,609       (thousands)
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List of Other Included Managers:

No.  NONE
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Form 13F File Number 28-  NONE
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Name  NONE
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


                                    FORM 13F

                                INFORMATION TABLE

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ITEM 1:                   ITEM 2:        ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:        ITEM 8:
                                                       FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF            CUSIP       VALUE    PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)    AMOUNT    (A)     (B)      (C)      GERS     (A)     (B)     (C)
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
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GUCCI GROUP NV              COMMON      401566104   1,756,650     21,000    X                                  X
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ARCH WIRELESS INC           COMMON      039392105     253,830    406,128    X                                  X
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AT & T CDA INC DEPS
RCPT CL B                   COMMON      00207Q202   3,106,350    106,200    X                                  X
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BIOVAIL CORP INTL NEW COM   COMMON      09067J109   6,322,750    175,000    X                                  X
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BLOCKBUSTER INC             COMMON      093679108   1,839,273    122,700    X                                  X
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CERIDIAN CORP COM           COMMON      15677T106  22,314,792  1,206,205    X                                  X
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FEDERAL CP COM   COMMON      201647104     557,500     25,000    X                                  X
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F M C CORP COM NEW          COMMON      302491303  24,997,024    339,449    X                                  X
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GLOBAL LIGHT
TELECOMMUNICATIONS INC      COMMON      37934X100   6,842,427  2,288,437    X                                  X
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HUDSON CITY BANCORP COM     COMMON      443683107   1,571,250     79,306    X                                  X
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KORN FERRY INTL COM NEW     COMMON      500643200   4,590,251    273,718    X                                  X
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NEXTWAVE                    COMMON      N/A         4,546,055  1,818,422    X                                  X
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PATHMARK STORES NEW COM     COMMON      70322A101     516,774     30,045    X                                  X
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PHILIP MORRIS COS INC       COMMON      718154107   9,490,000    200,000    X                                  X
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R H DONNELLEY CORP COM NEW  COMMON      74955W307   5,800,000    200,000    X                                  X
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RITE AID CORP COM           COMMON      767754104  11,071,943  1,654,999    X                                  X
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TCI SATELLITE ENTERTAINMENT COMMON      872298104     339,187    201,000    X                                  X
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TYCOM LTD                   COMMON      G9144B106   1,972,500    150,000    X                                  X
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AT&T CORP COM               COMMON      001957109  40,750,010  1,913,146    X                                  X
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CONSTELLATION ENERGY COM    COMMON      210371100  34,177,500    775,000    X                                  X
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GENERAL MILLS INC-W/RTS
TO PUR                      COMMON      370334104  12,903,000    300,000    X                                  X
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MIRANT CORP COM             COMMON      604675108     887,500     25,000    X                                  X
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SOUTHERN CO COM             COMMON      842587107  59,056,470  1,683,000    X                                  X
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SPRINT CORP PCS COM SER 1   COMMON      852061506   4,850,453    255,287    X                                  X
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WILLIAMS COS INC DEL COM    COMMON      969457100  21,425,000    500,000    X                                  X
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CHROMCRAFT REVINGTON COM    COMMON      171117104   1,555,000    155,500    X                                  X
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COHOES BANCORP INC COM      COMMON      192513109   1,932,087     99,400    X                                  X
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DONNA KARAN INTL INC COM    COMMON      257826107   7,551,246    840,896    X                                  X
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EFFICIENT NETWORKS INC COM  COMMON      282056100   2,115,000     90,000    X                                  X
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WILLAMETTE INDS INC COM     COMMON      969133107   4,094,000     89,000    X                                  X
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FAIRFIELD CMNTYS INC COM
PAR $0.01                   COMMON      304231301   5,908,900    370,000    X                                  X
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INTERMEDIA COMMUNICATN COM  COMMON      458801107  17,375,000  1,000,000    X                                  X
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NIAGARA MOHAWK HLDGS COM    COMMON      653520106  17,108,952  1,012,364    X                                  X
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QUAKER OATS CO COM          COMMON      747402105  50,871,281    524,176    X                                  X
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ALZA CORP DEL COM           COMMON      022615108  39,562,668    976,856    X                                  X
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AGILE SOFTWARE CP DEL COM   COMMON      00846X105   1,101,562    100,000    X                                  X
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CIT GROUP INC CL A          COMMON      125577106  22,012,336    762,200    X                                  X
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JACOR COMMUNICATIONS
INC WARRANTS                WARRANT     469,858,138   680,802     93,500    X                                  X
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HONEYWELL INC COM           COMMON      438516106  26,723,470    654,987    X                                  X
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C-CUBE MICROSYSTEMS COM     COMMON      125015107   5,082,600    412,800    X                                  X
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MCN ENERGY GROUP INC COM    COMMON      55267J100  23,994,000    930,000    X                                  X
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NEW ERA OF NETWORKS COM     COMMON      644312100     214,350     36,101    X                                  X
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UTI ENERGY CORP COM         COMMON      903387108     272,250      9,000    X                                  X
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SHIRE PHARMACEUTICALS
GR - ADR                    COMMON      82481R106  24,408,956    557,919    X                                  X
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TEXACO INC COM              COMMON      881694103  41,254,718    621,306    X                                  X
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TRUE NORTH COMMUNICATN COM  COMMON      897844106  11,517,525    305,100    X                                  X
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VOICESTREAM WIRELESS COM    COMMON      928615103  61,418,844    664,886    X                                  X
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BOGEN COMMUNICATIONS COM    COMMON      097189104   3,590,206  1,065,343    X                                  X
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DEGEORGE FINANCIAL CORP     COMMON      244783106         875     17,500    X                                  X
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HARBOR GLOBAL LTD           COMMON      G4285W100     289,529     43,294    X                                  X
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NOVO NETWORKS INC.          COMMON      670099100      57,909     31,950    X                                  X
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RIVER BANK AMERICA-N.Y.     COMMON      768,030,108   639,000    127,800    X                                  X
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BIG FOOT FINANCIAL CORP     COMMON      089165104     714,850     49,300    X                                  X
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HOME CITY FINL CORP COM     COMMON      43706C100     189,781     17,300    X                                  X
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LIBERTY GROUP PUBG INC
PFD SREX14.75%              PREFERRED   530553304   1,124,811     54,576    X                                  X
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AT&T CORP CLL OPT 35.0000
01192002                    CALL OPT    2E799C270     295,875      4,734    X                                  X
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BRADLEES INC WARRANTS       WARRANT     104499116           0     25,000    X                                  X
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DIVA SYS CORP WT
EXP 06 144A                 WARRANT     255013112     347,355      1,245    X                                  X
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DIVA SYSTEMS WARRANTS       WARRANT     255013153     137,943     10,611    X                                  X
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WTS BESTEL S A DE C V       WARRANT     08658T112   1,989,650     15,305    X                                  X
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LOEWEN GROUP INC W/RTS TO   COMMON      54042L100      33,907     41,100    X                                  X
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CALDOR CORP COM             COMMON      208557108         281     28,100    X                                  X
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MATTEL INC COM              COMMON      577081102     346,994     19,560    X                                  X
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PETSMART INC COM            COMMON      716768106     215,200     53,800    X                                  X
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CISCO SYSTEMS INC COM       COMMON      17275R102   3,463,570    219,040    X                                  X
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ENRON CORP                  COMMON      293561106   2,511,663     43,230    X                                  X
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HILTON HOTELS CORP W/RTS TO COMMON      432848109   1,479,292    141,559    X                                  X
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KROGER CO                   COMMON      501044101   4,458,575    172,880    X                                  X
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MATTEL INC COM              COMMON      577081102     404,472     22,800    X                                  X
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MCI WORLDCOM INC            COMMON      55268B106   9,053,169    484,450    X                                  X
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NATIONSBANK CORP            COMMON      629525957   4,329,739     79,082    X                                  X
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NORTEL NETWORKS CORP COM    COMMON      656569100   2,544,286    181,088    X                                  X
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PARK PL ENTMT CORP COM      COMMON      700690100   1,539,786    150,223    X                                  X
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PFIZER INC COM              COMMON      717081103  11,433,076    279,196    X                                  X
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PNC BANK CORP COM           COMMON      693475105   5,992,487     88,450    X                                  X
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RITE AID                    COMMON      767754104      89,646     13,400    X                                  X
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SAFEWAY INC                 COMMON      786514208   5,634,896    102,174    X                                  X
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SBC COMMUNICATIONS INC      COMMON      78387G103   2,647,809     59,328    X                                  X
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TEXAS INSTRS INC COM        COMMON      882508104   4,273,071    137,930    X                                  X
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VIACOM CLASS B              COMMON      925524308   3,912,011     88,970    X                                  X
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VOICESTREAM WIRELESS COM    COMMON      928615103   4,803,592     52,001    X                                  X
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WALT DISNEY CO              COMMON      254687106   6,417,840    224,400    X                                  X
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WASHINGTON MUTUAL INC       COMMON      939322103  12,284,257    224,370    X                                  X
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WELLS FARGO & CO-NEW        COMMON      949746101  10,438,170    211,000    X                                  X
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COLUMN TOTALS                                    $756,379,609 29,637,122
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